Note 6 - Notes Payable (Details) - Assumptions Used to Value the Warrants (Warrant [Member], USD $)	12 Months Ended
Jun. 30, 2013
Warrant [Member]
Note 6 - Notes Payable (Details) - Assumptions Used to Value the Warrants [Line Items]
Estimated fair value (in Dollars)	$ 2.16
Expected life (years)	5 years 94 days
Risk free interest rate	1.27%
Volatility	211.91%